Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Opening balance	$ 9,022,075	$ 8,971,670
Current period acquisitions (note 6)	46,126	36,750
Foreign exchange movement	(16,791)	13,655
Closing balance	$ 9,051,410	$ 9,022,075